Business Combination	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
BUSINESS COMBINATION
18.	BUSINESS COMBINATION

The Business Combination was approved by Chart’s stockholders at a special meeting of stockholders held on July 31, 2015 (the “Special Meeting”). At the Special Meeting, 4,985,780 shares of Chart common stock were voted in favor of the proposal to approve the Business Combination and no shares of Chart common stock were voted against that proposal. In connection with the stockholders’ approval of the Business Combination, Chart redeemed a total of 2,808,329 shares of its common stock pursuant to the terms of Chart’s amended and restated certificate of incorporation.

The consummation of the Business Combination was preceded by a series of privately negotiated transactions, referred to collectively herein as the “Financing”, involving aggregate cash investments of $10.5 million by three outside investor entities (or affiliates thereof) that had not previously invested in Chart or Tempus (the “New Investors”), aggregate cash investments of $5.0 million by the Sponsor, Mr. Joseph Wright and Cowen (collectively, the “Chart Affiliate Investors”) and a cash investment of $500,000 by the Chief Financial Officer of Tempus (through his individual retirement account) (the “Tempus Affiliate Investor”, and together with the Chart Affiliate Investors, the “Affiliate Investors”, and together with the New Investors, the “Investors”).

In the Business Combination, the Members received 3,642,084 shares of Tempus Holdings’ common stock (the “Merger Shares”) in exchange for all of the issued and outstanding membership interests of Tempus. The number of Merger Shares received reflected a downward merger consideration adjustment (in accordance with the Merger Agreement) of 57,916 shares of Tempus Holdings common stock, based on Tempus’ estimated working capital and debt as of the closing of the Business Combination. Such merger consideration adjustment is subject to a post-closing true-up based on Tempus’ actual working capital and debt as of the closing of the Business Combination. In addition, pursuant to the earn-out provisions of the Merger Agreement, the Members have the right to receive up to an additional 6,300,000 shares of Tempus Holdings’ common stock upon the achievement of certain financial milestones.

In connection with the Business Combination, Chart stockholders and warrant holders received shares of Tempus Holdings common stock and warrants to purchase shares of Tempus Holdings common stock in exchange for their existing shares of Chart common stock and existing Chart warrants. In connection with the Business Combination, (i) the Affiliate Investors received an aggregate of 1,375,000 shares of Tempus Holdings common stock, 1,031,250 Series A-2 Warrants and 343,750 Series B-2 Warrants (collectively, the “Affiliate Investor Securities”) and (ii) the New Investors received an aggregate of 1,255,265 shares of Tempus Holdings common stock, 1,369,735 shares of Tempus Holdings preferred stock, 1,968,750 Series A-1 Warrants and 656,250 Series B-1 Warrants (collectively, the “New Investor Securities,” and collectively with the Affiliate Investor Securities, the “Financing Securities”). The terms and provisions of the Financing Securities are described in more detail in the Form S-4 (as defined below), in the section therein entitled “Description of Tempus Holdings’ Securities,” which section is incorporated herein by reference. In connection with the closing of the Business Combination, the parties to the Merger Agreement waived certain conditions to closing, which waivers were consented to by the New Investors pursuant to their rights under the New Investor Purchase Agreements. The waivers made (and consented to by the New Investors) included, in substantial part: (i) the waiver of the condition that a final warrant tender offer for outstanding public warrants of Chart be concluded prior to the closing of the Business Combination; and (ii) the waiver of the condition that, immediately prior to the closing of the Business Combination, but after giving effect to the Business Combination, there be sufficient capital in Tempus and Chart, including to cover certain post-closing commitments.

The issuance of the Company’s common stock and warrants to former holders of Chart common stock and warrants in connection with the Business Combination was registered under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to a registration statement on Form S-4 (File No. 333-201424), filed with the United States SEC and declared effective on July 17, 2015 (the “Form S-4”). The Form S-4 contains additional information about the Merger Agreement, the Business Combination, the Financing and the related transactions. The Merger Shares and the Financing Securities were issued pursuant to exemptions from the registration requirements of the Securities Act, pursuant to Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated thereunder.

Prior to the closing of the Business Combination, Chart was a shell company with no operations, formed as a special purpose acquisition company to effect a business combination with one or more operating businesses. After the closing of the Business Combination, Chart is now a subsidiary of Tempus Holdings.

The following table presents the assets acquired and the liabilities assumed in the Business Combination as of July 31, 2015 as recorded by the Company on the acquisition date and the initial fair value adjustments.

	As Recorded by Chart Acquisition Corp		Adjustments		As Recorded by the Company
Assets
Cash and cash equivalents	$4,128,746	(C)	$-		$4,128,746
Due from Sponsor	660	(B)	-		660
Total assets	4,129,406		-		4,129,406

Liabilities
Accounts payable	$100,027	(B)	$-		$100,027
Payable to affiliates of the Sponsor	6,614	(B)	-		6,614
Accrued expenses	25,000	(B)	-		25,000
Warrant liability	1,808,176		(336,276	)(A)	1,471,900
Total liabilities	1,939,817		(336,276)		1,603,541
Net assets acquired over liabilities assumed	$2,189,589		$336,276		$2,525,865

(A)	Based on the valuation report of the Valuation Firm, (see Note 14 above) valuing the warrants as of July 31, 2015, the date of the Business Combination, the warrant liability carried on the balance sheet of Chart has been adjusted to the value calculated by the Valuation Firm.
(B)	As part of the Business Combination, Tempus assumed the working capital (liabilities) of Chart, net of cash and warrant liability, in the amount of ($130,981). Please see the consolidated statements of cash flows.
(C)	Pursuant to the Business Combination and the Financing, the Company received $16,000,000 in cash related to the sale of common stock, preferred stock and warrants. The use of the proceeds is summarized as follows:

Sale of common stock, preferred stock and warrants pursuant to the Business Combination and Financing	$16,000,000
Payment of costs related to the Business Combination and Financing	(12,214,875)
Cash from business acquired pursuant to the Business Combination	212,640
Net cash proceeds related to Business Combination	$3,997,765

The Company allocated the $16,000,000 in proceeds among common stock, preferred stock and warrants based on the third party valuation by the Valuation Firm as of July 31, 2015, the date of the Business Combination. The valuation of the warrants, which are classified as liabilities on the consolidated balance sheets, resulted in an adjustment to additional paid in capital, as shown in the consolidated statement of stockholders’ equity (deficit), of $6,675,200 to record the underlying value of the warrants at the estimated redemption value.

14.	BUSINESS COMBINATION

The Business Combination was approved by Chart’s stockholders at a special meeting of stockholders held on July 31, 2015 (the “Special Meeting”). At the Special Meeting, 4,985,780 shares of Chart common stock were voted in favor of the proposal to approve the Business Combination and no shares of Chart common stock were voted against that proposal. In connection with the stockholders’ approval of the Business Combination, Chart redeemed a total of 2,808,329 shares of its common stock pursuant to the terms of Chart’s amended and restated certificate of incorporation.

The consummation of the Business Combination was preceded by a series of privately negotiated transactions, referred to collectively herein as the “Financing”, involving aggregate cash investments of $10.5 million by three outside investor entities (or affiliates thereof) that had not previously invested in Chart or Tempus (the “New Investors”), aggregate cash investments of $5.0 million by the Sponsor, Mr. Joseph Wright and Cowen (collectively, the “Chart Affiliate Investors”) and a cash investment of $500,000 by the Chief Financial Officer of Tempus (through his individual retirement account) (the “Tempus Affiliate Investor”, and together with the Chart Affiliate Investors, the “Affiliate Investors”, and together with the New Investors, the “Investors”).

In the Business Combination, the Members received 3,642,084 shares of Tempus Holdings’ common stock (the “Merger Shares”) in exchange for all of the issued and outstanding membership interests of Tempus. The number of Merger Shares received reflected a downward merger consideration adjustment (in accordance with the Merger Agreement) of 57,916 shares of Tempus Holdings common stock, based on Tempus’ estimated working capital and debt as of the closing of the Business Combination. Such merger consideration adjustment is subject to a post-closing true-up based on Tempus’ actual working capital and debt as of the closing of the Business Combination. In addition, pursuant to the earn-out provisions of the Merger Agreement, the Members have the right to receive up to an additional 6,300,000 shares of Tempus Holdings’ common stock upon the achievement of certain financial milestones.

In connection with the Business Combination, Chart stockholders and warrant holders received shares of Tempus Holdings common stock and warrants to purchase shares of Tempus Holdings common stock in exchange for their existing shares of Chart common stock and existing Chart warrants. In connection with the Business Combination, (i) the Affiliate Investors received an aggregate of 1,375,000 shares of Tempus Holdings common stock, 1,031,250 Series A-2 Warrants and 343,750 Series B-2 Warrants (collectively, the “Affiliate Investor Securities”) and (ii) the New Investors received an aggregate of 1,255,265 shares of Tempus Holdings common stock, 1,369,735 shares of Tempus Holdings preferred stock, 1,968,750 Series A-1 Warrants and 656,250 Series B-1 Warrants (collectively, the “New Investor Securities,” and collectively with the Affiliate Investor Securities, the “Financing Securities”). The terms and provisions of the Financing Securities are described in more detail in the Form S-4 (as defined below), in the section therein entitled “Description of Tempus Holdings’ Securities,” which section is incorporated herein by reference.

In connection with the closing of the Business Combination, the parties to the Merger Agreement waived certain conditions to closing, which waivers were consented to by the New Investors pursuant to their rights under the New Investor Purchase Agreements. The waivers made (and consented to by the New Investors) included, in substantial part: (i) the waiver of the condition that a final warrant tender offer for outstanding public warrants of Chart be concluded prior to the closing of the Business Combination; and (ii) the waiver of the condition that, immediately prior to the closing of the Business Combination, but after giving effect to the Business Combination, there be sufficient capital in Tempus and Chart, including to cover certain post-closing commitments.

The issuance of the Company’s common stock and warrants to former holders of Chart common stock and warrants in connection with the Business Combination was registered under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to a registration statement on Form S-4 (File No. 333-201424), filed with the United States SEC and declared effective on July 17, 2015 (the “Form S-4”). The Form S-4 contains additional information about the Merger Agreement, the Business Combination, the Financing and the related transactions. The Merger Shares and the Financing Securities were issued pursuant to exemptions from the registration requirements of the Securities Act, pursuant to Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated thereunder.

Prior to the closing of the Business Combination, Chart was a shell company with no operations, formed as a special purpose acquisition company to effect a business combination with one or more operating businesses. After the closing of the Business Combination, Chart is now a subsidiary of Tempus Holdings.

The following table presents the assets acquired and the liabilities assumed in the Business Combination as of July 31, 2015 as recorded by the Company on the acquisition date and the initial fair value adjustments.

	As Recorded by Chart Acquisition Corp		Adjustments		As Recorded by the Company
Assets
Cash and cash equivalents	$4,128,746	(C)	$-		$4,128,746
Due from Sponsor	660	(B)	-		660
Total assets	4,129,406		-		4,129,406

Liabilities
Accounts payable	$100,027	(B)	$-		$100,027
Payable to affiliates of the Sponsor	6,614	(B)	-		6,614
Accrued expenses	25,000	(B)	-		25,000
Warrant liability	1,808,176		(336,276	)(A)	1,471,900
Total liabilities	1,939,817		(336,276)		1,603,541
Net assets acquired over liabilities assumed	$2,189,589		$336,276		$2,525,865

(A)	Based on the valuation report of the Valuation Firm, (see Note 9 above) valuing the warrants as of July 31, 2015, the date of the Business Combination, the warrant liability carried on the balance sheet of Chart has been adjusted to the value calculated by the Valuation Firm.
(B)	As part of the Business Combination, Tempus assumed the working capital (liabilities) of Chart, net of cash and warrant liability, in the amount of ($130,981). Please see the consolidated statements of cash flows.
(C)	Pursuant to the Business Combination and the Financing, the Company received $16,000,000 in cash related to the sale of common stock, preferred stock and warrants. The use of the proceeds is summarized as follows:

Sale of common stock, preferred stock and warrants pursuant to the Business Combination and Financing	$16,000,000
Payment of costs related to the Business Combination and Financing	(12,214,875)
Cash from business acquired pursuant to the Business Combination	212,640
Net cash proceeds related to Business Combination	$3,997,765

The Company allocated the $16,000,000 in proceeds among common stock, preferred stock and warrants based on the third party valuation by the Valuation Firm as of July 31, 2015 (see Note 9 above), the date of the Business Combination. The valuation of the warrants, which are classified as liabilities on the consolidated balance sheets, resulted in an adjustment to additional paid in capital, as shown in the consolidated statement of stockholders’ equity (deficit), of $6,675,200 to record the underlying value of the warrants at the estimated redemption value.